Employee Benefits - Summary of plan assets and liabilities (Details) - Pension Plan - United States - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Other receivables	$ 6,492	$ 0
Non-current other liabilities (note 16)	$ (13,033)	$ (16,262)